Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$587,094.42

Principal:
Principal Collections	$9,190,018.82
Prepayments in Full	$3,641,997.04
Liquidation Proceeds	$79,572.47
Recoveries	$63,120.62
Sub Total	$12,974,708.95
Collections	$13,561,803.37

Purchase Amounts:
Purchase Amounts Related to Principal	$489,315.34
Purchase Amounts Related to Interest	$2,602.17
Sub Total	$491,917.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,053,720.88

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,053,720.88
Servicing Fee	$132,822.31	$132,822.31	$0.00	$0.00	$13,920,898.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,920,898.57
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,920,898.57
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,920,898.57
Interest - Class A-4 Notes	$41,969.23	$41,969.23	$0.00	$0.00	$13,878,929.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,878,929.34
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$13,804,732.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,804,732.01
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$13,741,592.01
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,741,592.01
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$13,664,245.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,664,245.51
Regular Principal Payment	$12,995,427.58	$12,995,427.58	$0.00	$0.00	$668,817.93
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$668,817.93
Residuel Released to Depositor	$0.00	$668,817.93	$0.00	$0.00	$0.00
Total		$14,053,720.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,995,427.58
Total					$12,995,427.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,995,427.58	$82.69	$41,969.23	$0.27	$13,037,396.81	$82.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$12,995,427.58	$8.07	$256,653.06	$0.16	$13,252,080.64	$8.23

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$43,793,984.13	0.2786586	$30,798,556.55	0.1959694
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$154,293,984.13	0.0958133	$141,298,556.55	0.0877435

Pool Information
Weighted Average APR	4.403%	4.423%
Weighted Average Remaining Term	20.26	19.50
Number of Receivables Outstanding	19,942	19,017
Pool Balance	$159,386,773.13	$145,851,171.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$154,293,984.13	$141,298,556.55
Pool Factor	0.0967724	0.0885542

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$4,552,614.74
Targeted Overcollateralization Amount	$4,552,614.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,552,614.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	46

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		96	$134,698.17
(Recoveries)		128	$63,120.62
Net Losses for Current Collection Period			$71,577.55
Cumulative Net Losses Last Collection Period			$10,255,535.55
Cumulative Net Losses for all Collection Periods			$10,327,113.10

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.54%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.90%	394	$4,225,301.16
61-90 Days Delinquent	0.29%	39	$426,544.94
91-120 Days Delinquent	0.07%	7	$99,718.33
Over 120 Days Delinquent	0.81%	83	$1,175,591.90
Total Delinquent Receivables	4.06%	523	$5,927,156.33

Repossession Inventory:
Repossessed in the Current Collection Period		8	$104,358.77
Total Repossessed Inventory		15	$205,705.34

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3152%
Preceding Collection Period			1.2906%
Current Collection Period			0.5628%
Three Month Average			0.7228%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6830%
Preceding Collection Period			0.6268%
Current Collection Period			0.6783%
Three Month Average			0.6627%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer